Average Annual Total Returns - Class K - BlackRock Technology Opportunities Fund - Class K Shares	Jan. 28, 2021
Average Annual Return:
1 Year	86.82%
5 Years	34.93%
10 Years	24.45%
After Taxes on Distributions
Average Annual Return:
1 Year	84.81%
5 Years	33.92%
10 Years	21.99%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	52.68%
5 Years	29.09%
10 Years	19.44%